Financial Risk Management Objectives and Policies - Changes in Cash Flow Reserve (Details) € in Thousands	12 Months Ended
Sep. 30, 2023 EUR (€)
Disclosure of detailed information about hedges [line items]
Amount reclassified to profit or loss	€ 272
Hedging Reserve
Disclosure of detailed information about hedges [line items]
Effective portion of changes in fair value	1,611
September 30, 2023	1,611
Cost of Hedging Reserve
Disclosure of detailed information about hedges [line items]
Effective portion of changes in fair value	(2,228)
Amount reclassified to profit or loss	272
September 30, 2023	€ (1,956)